Revenue Recognition - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from External Customer [Line Items]
Revenue	$ 165,983	$ 222,497
Revenue from hardware, proprietary embedded firmware and accessories
Revenue from External Customer [Line Items]
Revenue	137,248	215,224
Revenue from services
Revenue from External Customer [Line Items]
Revenue	23,038	4,265
Revenue from SaaS
Revenue from External Customer [Line Items]
Revenue	2,463	2,759
Revenue from software upgrade rights
Revenue from External Customer [Line Items]
Revenue	$ 3,234	$ 249